Note 12 - Long-term Debt - Senior Unsecured Notes (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Senior Unsecured Notes [Member]
Carrying value	$ 495,519
The 2.23% 2028 Notes [Member]
Term (Year)	10 years
Maturity date	May 30, 2028
Carrying value	$ 216,950
Interest rate	2.23%
The 1.52% 2031 Notes [Member]
Term (Year)	10 years
Maturity date	Oct. 07, 2031
Carrying value	$ 129,114
Interest rate	1.52%
The 3.02% 2031 Notes [Member]
Term (Year)	10 years
Maturity date	Oct. 07, 2031
Carrying value	$ 149,455
Interest rate	3.02%